Long-term debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2023 USD ($) covenant
Long Term Debt [Line Items]
Borrowings	$ 1,578.0	$ 1,503.0
Repayments of non-current borrowings	0.0	$ 101.6
Senior unsecured notes - due July 15, 2027
Long Term Debt [Line Items]
Borrowings	$ 400.0
Borrowings, interest rate	7.50%
Borrowings, covenant, interest coverage ratio, minimum	2
Credit Facility
Long Term Debt [Line Items]
Borrowing limit			$ 400.0
Number of covenants | covenant			3
Credit facility full interest rate	2.75%	2.75%
Standby fees on undrawn amounts under credit facility	0.56%	0.62%
Issuance of senior unsecured notes, net of transaction costs	$ 0.0
Letters of credit issued	$ 26.7	$ 27.5
Credit Facility | Bottom of range
Long Term Debt [Line Items]
Credit facility full interest rate			1.25%
Standby fees on undrawn amounts under credit facility	0.51%
Credit Facility | Top of range
Long Term Debt [Line Items]
Credit facility full interest rate			3.75%
Standby fees on undrawn amounts under credit facility	0.84%